Deferred and current taxation (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Components of the deferred and current taxation
Current tax liabilities	€ 66.6	€ 66.3	€ 47.7
Deferred tax assets	(2.1)	(6.6)	(42.3)
Deferred tax liabilities	362.0	159.3	266.5
Reconciliation of current tax
Liability at beginning of year	66.3	47.7	48.1
Corporation tax (credit)/charge in year	49.4	22.7	(9.9)
Tax received/(paid)	(49.1)	(4.1)	9.5
Liability at end of year	66.6	66.3	47.7
Reconciliation of deferred tax
Net liability at beginning of year	152.7	224.2	258.4
Temporary differences on derivatives hedging instruments	45.7	(177.5)	145.0
Temporary differences on property, plant and equipment, net operating losses and other non-derivative items	161.5	106.0	(179.2)
Net liability at end of year	359.9	152.7	224.2
Corporate tax
Components of the deferred and current taxation
Current tax liabilities	66.6	66.3	47.7
Tax losses and temporary differences on property, plant and equipment
Components of the deferred and current taxation
Deferred tax assets	(2.1)	(6.6)	(42.3)
Temporary differences on property, plant and equipment, derivatives and pensions
Components of the deferred and current taxation
Deferred tax liabilities	€ 362.0	€ 159.3	€ 266.5